Principal Activities and Reorganization	12 Months Ended
Jun. 30, 2017
Principal Activities and Reorganization [Abstract]
Principal Activities and Reorganization

Note 1 – Principal Activities and Reorganization

Yulong Eco-Materials Limited (“Yulong Eco-Materials” or the “Company”) is a holding company incorporated on March 10, 2011, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of China Xing De (BVI) Limited (“Yulong BVI”). In turn, Yulong BVI is a holding company holding all of the outstanding share capital of China Xing De (Hong Kong) Limited (“Yulong HK”). Yulong HK is also a holding company holding all of the outstanding equity capital of Zhengzhou Xing De Enterprise Management & Consulting Co., Ltd. (“Yulong WFOE”).

The Company is a vertically integrated manufacturer of eco-friendly building products. The Company operates principally from the city of Pingdingshan, Henan Province, in the People’s Republic of China (the “PRC” or “China”). The Company produces fly-ash bricks and ready-mixed concrete, and since April 2015, hauls and processes construction waste, with which it produces crushed construction waste or recycled aggregates, and bricks made from recycled aggregates, or recycled bricks. All of the Company’s business activities are carried out by domestic Chinese companies that the Company controls through contractual arrangements as follows: (1) Henan Jianyida Industrial Co., Ltd. (“Yulong Bricks”), which carries out the bricks business, (2) Pingdingshan Hengji Concrete Co., Ltd. (“Yulong Concrete”) and Pingdingshan Hengji Industrial Co., Ltd. (“Yulong Transport”), which carry out the concrete business, and (3) Pingdingshan Xulong Renewable Resource Co., Ltd. (“Yulong Renewable”), which carries out the construction waste hauling and processing, or recycling, business. The contractual arrangements are comprised of a series of agreements entered into by each of these four companies and their shareholders, on the one hand, and Yulong WFOE on the other hand (see “Contractual Arrangements” and “Note 3 – Variable Interest Entities” below).

On October 30, 2015, Pingdingshan Xulong Renewable Resource Co., Ltd. Shangqiu Branch was established and incorporated in the People’s Republic of China. The entity is wholly owned by Pingdingshan Xulong Renewable Resource Co., Ltd. (“Yulong Renewable”) and engages in construction waste hauling and processing for the city center in Shangqiu district.

Contractual Arrangements

Although current PRC regulations do not restrict or prohibit foreign investment in domestic Chinese companies that engage in businesses such as those of Yulong Bricks, Yulong Concrete, Yulong Transport and Yulong Renewable (each a “Yulong operating company” and collectively the “Yulong operating companies”), there is substantial uncertainty regarding the interpretation and application of such regulations. As such, the Yulong operating companies are controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements are a series of four agreements (collectively the “Contractual Arrangements”) which significant terms are as follows:

Exclusive Consulting Services and Operating Agreements

Pursuant to the exclusive consulting and service agreement among Yulong WFOE, each Yulong operating company and its shareholders, Yulong WFOE is engaged as exclusive provider of management consulting services to such Yulong operating company. For such services, the Yulong operating company agrees to pay service fees determined based on all of its net profit after tax payments to Yulong WFOE or Yulong WFOE has obligation to absorb all of the Yulong operating companies’ losses. The agreement remains in effect until and unless all parties agree to its termination. Until such termination, the Yulong operating company may not enter into another agreement for the provision of management consulting services without the prior consent of Yulong WFOE.

Option Agreements

Pursuant to the exclusive equity option agreement between the shareholders of each Yulong operating company and Yulong WFOE, such shareholders jointly and severally grant Yulong WFOE an option to purchase their equity interests in such Yulong operating company. The purchase price shall be the lowest price then permitted under applicable PRC laws. If the purchase price is greater than the registered capital of such Yulong operating company, the shareholders are required to immediately return any amount in excess of the registered capital to Yulong WFOE or its designee. Yulong WFOE may exercise such option at any time until it has acquired all equity interests of such Yulong operating company, and freely transfer the option to any third party. The agreement will terminate at the earlier of (i) the date on which all of the equity interests of such Yulong operating company has been transferred to Yulong WFOE or its designee or (ii) the unilateral termination by Yulong WFOE.

Equity Pledge Agreements

Pursuant to the equity interest pledge agreement between the shareholders of each Yulong operating company and Yulong WFOE, such shareholders pledge all of their equity interests in such Yulong operating company to Yulong WFOE as collateral to secure the obligations of such Yulong operating company under the exclusive consulting services and operating agreement. The shareholders may not transfer or assign transfer or assign the pledged equity interests, or incur or allow any encumbrance that would jeopardize Yulong WFOE’s interests, without Yulong WFOE’s prior approval. In the event of default, Yulong WFOE as the pledgee will be entitled to certain rights and entitlements, including the priority in receiving payments by the evaluation or proceeds from the auction or sale of whole or part of the pledged equity interests of such Yulong operating company. The agreement will terminate at the earlier of (i) the date the shareholders have transferred all of their pledged equity interests pursuant to the option agreement or (ii) two years from the satisfaction by such Yulong operating company of all its obligations under the exclusive consulting and service agreement.

Voting Rights Proxy and Financial Supporting Agreements

Pursuant to the voting rights proxy and financial supporting agreement between the shareholders of each Yulong operating company and Yulong WFOE, such shareholders have given Yulong WFOE an irrevocable proxy to act on their behalf on all matters pertaining to such Yulong operating company and to exercise all of their rights as shareholders of such Yulong operating company, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of their equity interests in such Yulong operating company. In consideration of such granted rights, Yulong WFOE agrees to provide the necessary financial support to such Yulong operating company whether or not such Yulong operating company incurs loss, and agrees not to request for repayment if such Yulong operating company is unable to do so. The agreement will terminate at the earlier of (i) the date on which all of the equity interests of such Yulong operating company have been transferred to Yulong WFOE or (ii) the unilateral termination by Yulong WFOE.

As a result of the foregoing contractual arrangements, which give Yulong WFOE effective control of the Yulong operating companies, obligate Yulong WFOE to absorb all of the risk of loss from their activities, and enable Yulong WFOE to receive all of their expected residual returns, the Company accounts for each Yulong operating company as a variable interest entity (“VIE”). Additionally, as the parent company of Yulong WFOE, the Company is considered the primary beneficiary of the Yulong operating companies. Accordingly, the Company consolidates the accounts of the Yulong operating companies for the years ended June 30, 2017, 2016 and 2015, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission, and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

The accompanying consolidated financial statements reflect the activities of Yulong Eco-Materials and each of the following entities:

Name	Background		Ownership
Yulong BVI	●	A British Virgin Islands company	100%
	●	Incorporated on June 15, 2011
Yulong HK	●	A Hong Kong company	100%
	●	Incorporated on July 21, 2011
Yulong WFOE	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100%
	●	Incorporated on September 2, 2011
	●	Registered capital of $9,935,303 fully funded
Yulong Bricks	●	A PRC limited liability company	VIE by contractual
	●	Incorporated on September 20, 2006	arrangements
	●	Registered capital of $4,395,000 (RMB 30,000,000) fully funded
	●	Production and sales of fly-ash bricks
Yulong Concrete	●	A PRC limited liability company	VIE by contractual
	●	Incorporated on December 7, 2004	arrangements
	●	Registered capital of $2,830,000 (RMB 20,000,000) fully funded
	●	Production and sales of ready-mixed concrete
Yulong Transport	●	A PRC limited liability company	VIE by contractual
	●	Incorporated on July 13, 2009	arrangements
	●	Registered capital of $1,465,464 (RMB 10,010,000) fully funded
	●	Provide ready-mixed concrete transportation services
Yulong Renewable	●	A PRC limited liability company	VIE by contractual
	●	Incorporated on August 16, 2011	arrangements
	●	Registered capital of $9,510,000 (RMB 60,000,000) fully funded
	●	Hauling of construction waste; production and sales of recycled aggregates and recycled bricks
	●	Commenced operation in April 2015